SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy
	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Time deposit with the maturity term greater than 3 months but less than 1 year	—	42,377	—	42,377

Schedule of financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy
	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2013
Investment	—	—	—	—	—

Summary of the percentage of the Company's revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue and over 10% of accounts receivable

	Year Ended December 31,
Revenue	2011	2012	2013
Company A	52%	49%	48%
Company B	18%	19%	22%
Company C	14%	13%	8%

	December 31,
Accounts receivable	2012	2013
Company A	52%	70%
Company B	18%	8%
Company C	16%	7%

Schedule of estimated useful lives of property and equipment
Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives